Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

As of September 30, 2025 and 2024, property and equipment, net consisted of the following:

	Furniture, fixtures and office equipment	Production equipment	Vehicles	Total
Cost
At September 30,2023	$36,953	443,914	44,501	525,368
Additions during the year	30,647	69,354	139,819	239,820
Disposals during the year	(4,189)	(21,220)	—	(25,409)
Effects of currency translation	2,165	18,840	5,480	26,485
At September 30,2024	65,576	510,888	189,800	$766,264
Additions during the year	28,867	343,604	92,886	465,357
Effects of currency translation	(579)	(3,549)	(1,598)	(5,726)
At September 30,2025	$93,864	850,943	281,088	$1,225,895

Accumulated depreciation
At September 30,2023	$15,181	87,450	14,579	$117,210
Depreciation during the year	17,375	66,699	38,783	122,857
Disposals during the year	(3,494)	(16,392)	—	(19,886)
Effects of currency translation	969	4,797	1,609	7,375
At September 30,2024	30,031	142,554	54,971	227,556
Depreciation during the year	21,912	94,719	51,206	167,837
Effects of currency translation	(195)	(999)	(267)	(1,461)
At September 30,2025	$51,748	236,274	105,910	$393,932

Net book value
At September 30,2024	$35,545	368,334	134,829	$538,708
At September 30,2025	$42,116	614,669	175,178	$831,963